Exhibit 99.2 Schedule 9

Marketing ID	SBO Loan Id	SERVICER Loan Id	Recovco Loan ID	Loan #1	Loan #2	Loan #3	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source	Tape Type	MCMS COMMENTS
870	XXXX	XXXX	XXXX	XXXX			Borrower DTI Ratio Percent	46.270%	37.390%	8.880%	8.88%	Approvals had 38% and up to 46.42%, page 1285	Initial		TAPE CORRECT
870	XXXX	XXXX	XXXX	XXXX			Original CLTV Ratio Percent	79.286%	79.280%	0.006%	0.01%	Rounding	Initial		ONE IN THE SAME